Operating leases (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Total operating lease, right of use asset	$ 1,958,062		$ 1,958,062		$ 2,169,158
Current portion of operating lease obligations	416,278		416,278		477,147
Non-current portion of operating lease obligations	1,302,900		1,302,900		1,491,507
Total operating lease obligations	1,719,178		1,719,178		1,968,654
Total foreign exchange gain on operating leases	(1,580)	$ 0	(38,379)	$ 0
Operating Lease [Member]
Total operating lease, right of use asset	1,958,062		1,958,062		$ 2,169,158
Total foreign exchange gain on operating leases	$ (1,580)	$ 0	$ (38,379)	$ 0